Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2021	2020	2019
	$m	$m	$m
Current tax[1]	3,250	2,700	3,768
– for this year	3,182	2,883	3,689
– adjustments in respect of prior years	68	(183)	79
Deferred tax	963	(22)	871
– origination and reversal of temporary differences	874	(341)	684
– effect of changes in tax rates	132	58	(11)
– adjustments in respect of prior years	(43)	261	198
Year ended 31 Dec[2]	4,213	2,678	4,639
1    Current tax included Hong Kong profits tax of $813m (2020: $888m; 2019: $1,413m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2020: 16.5%; 2019: 16.5%).
2 In addition to amounts recorded in the income statement, a tax charge of $7m (2020: charge of $7m) was recorded directly to equity
Schedule of tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2021		2020		2019
	$m	%	$m	%	$m	%
Profit before tax	18,906		8,777		13,347
Tax expense
Taxation at UK corporation tax rate of 19.00%	3,592	19.0	1,668	19.0	2,536	19.0
Impact of differently taxed overseas profits in overseas locations	280	1.5	178	2.0	253	1.9
UK banking surcharge	332	1.8	(113)	(1.3)	29	0.2
Items increasing tax charge in 2021:
– impact of differences between French tax basis and IFRSs	434	2.3	—	—	—	—
– local taxes and overseas withholding taxes	360	1.9	228	2.6	484	3.6
– UK tax losses not recognised	294	1.6	444	5.1	364	2.7
– other permanent disallowables	254	1.3	322	3.6	481	3.6
– non-deductible goodwill write-down	178	0.9	—	—	1,421	10.7
– impact of changes in tax rates	132	0.7	58	0.6	(11)	(0.1)
– bank levy	93	0.5	202	2.3	184	1.4
– impacts of hyperinflation	68	0.4	65	0.7	29	0.2
– adjustments in respect of prior period liabilities	25	0.1	78	0.9	277	2.1
– non-deductible regulatory settlements	2	—	33	0.4	5	—
Items reducing tax charge in 2021:
– non-taxable income and gains	(641)	(3.4)	(515)	(5.8)	(844)	(6.3)
– tax impact of planned sale of French retail banking business	(434)	(2.3)	—	—	—	—
– effect of profits in associates and joint ventures	(414)	(2.2)	(250)	(2.8)	(467)	(3.5)
– deductions for AT1 coupon payments	(270)	(1.4)	(310)	(3.5)	(263)	(2.0)
– non-UK movements in unrecognised deferred tax	(67)	(0.4)	608	6.9	12	0.1
– non-deductible UK customer compensation	(5)	—	(18)	(0.2)	382	2.9
– non-taxable gain on dilution of shareholding in SABB	—	—	—	—	(181)	(1.3)
– other items	—	—	—	—	(52)	(0.4)
Year ended 31 Dec	4,213	22.3	2,678	30.5	4,639	34.8

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Fixed assets	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Assets	1,242	1,821	548	—	565	901	—	960	6,037
Liabilities	—	—	(705)	(1,622)	—	—	(2,306)	(1,234)	(5,867)
At 1 Jan 2021	1,242	1,821	(157)	(1,622)	565	901	(2,306)	(274)	170
Income statement	(89)	161	22	(43)	(333)	(26)	(336)	(319)	(963)
Other comprehensive income	(5)	33	149	—	74	25	(205)	713	784
Foreign exchange and other adjustments	14	(14)	(5)	25	(10)	3	28	(81)	(40)
At 31 Dec 2021	1,162	2,001	9	(1,640)	296	903	(2,819)	39	(49)
Assets[2]	1,162	2,001	9	—	296	903	109	742	5,222
Liabilities[2]	—	—	—	(1,640)	—	—	(2,928)	(703)	(5,271)

Assets	983	1,414	979	—	650	1,002	—	422	5,450
Liabilities	—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)
At 1 Jan 2020	983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Income statement	295	355	(274)	(32)	(81)	(112)	(190)	61	22
Other comprehensive income	—	—	(23)	—	—	—	(387)	(660)	(1,070)
Foreign exchange and other adjustments	(36)	52	(281)	31	(4)	11	(116)	304	(39)
At 31 Dec 2020	1,242	1,821	(157)	(1,622)	565	901	(2,306)	(274)	170
Assets[2]	1,242	1,821	548	—	565	901	—	960	6,037
Liabilities[2]	—	—	(705)	(1,622)	—	—	(2,306)	(1,234)	(5,867)
1    Fair value of own debt.
2 After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,624m (2020: $4,483m) and deferred tax liabilities $4,673m (2020: $4,313m).